Asset Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Asset Acquisition [Abstract]
Schedule of Company Acquired Assets and Assumed Liabilities

Upon the closing of the acquisition on November 25, 2024, the Company acquired the assets and assumed the liabilities at fair value as below:

November 25, 2024
Cash	$128
Prepayments for property and equipment	1,253,574
Operating lease right-of-use assets	33,108,460
Operating lease liabilities	(33,108,460)
Total	$1,253,702